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  (Do not use this space)                                  UNITED STATES
----------------------------                     SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549


                                                            FORM N-23C-1


----------------------------
                                                  STATEMENT BY REGISTERED CLOSED-END
                                        INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
                                   SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

(See rules and instructions on back of this form. If acknowledgment is desired, file this form with the Commission in triplicate.)

                               REPORT FOR CALENDAR MONTH ENDING   July 31, 2002
                                                                  ---------------------------------

                                                The New America High Income Fund Inc
           -------------------------------------------------------------------------------------------------------------
                                        (Name of registered closed-end investment company)

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                                                                                          APPROXIMATE ASSET
    DATE OF                                                  NUMBER OF      PRICE        VALUE OR APPROXIMATE      NAME OF SELLER
     EACH                       IDENTIFICATION                SHARES         PER       ASSET COVERAGE PER SHARE         OR OF
  TRANSACTION                    OF SECURITY                 PURCHASED      SHARE        AT TIME OF PURCHASE      SELLER'S BROKER
-----------------------------------------------------------------------------------------------------------------------------------
     7/2/02                    The New America                 400         $25,000             $51,150            Lehman Brothers
                               High Income
                               Fund Auction
                               Rate Preferred
                               Stock Series C

     7/9/02                    The New America                 200         $25,000             $52,425            Lehman Brothers
                               High Income
                               Fund Auction
                               Rate Preferred
                               Stock Series A

    7/23/02                    The New America                 200         $25,000             $52,030            Lehman Brothers
                               High Income
                               Fund Auction
                               Rate Preferred
                               Stock Series B

    7/30/02                    The New America                 200         $25,000             $51,750            Lehman Brothers
                               High Income
                               Fund Auction
                               Rate Preferred
                               Stock Series C
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REMARKS:
                                                                       The New America High Income Fund, Inc
                                                                       ------------------------------------------------------------
                                                                                             Name of Registrant


                                                                   By  Ellen E Terry
                                                                       ------------------------------------------------------------
                                                                                                   (Name)


Date of Statement: August 5, 2002                                      Vice President
                  ------------------------------------------           ------------------------------------------------------------
                                                                                                   (Title)

           POTENTIAL PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED
                           TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.
                                                                                                                    SEC 1580 (5-97)
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